Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 58,613,304	$ 25,845,333
Restricted cash	2,994	2,193,173
Trade accounts receivable, net	2,037,940	572,961
Other receivables	2,276,116	5,515,311
Inventories	2,538,342	2,306,177
Prepaid expenses	502,833	350,206
Derivatives	0	1,142,682
Asset held for sale	0	8,909,172
Total current assets	65,971,529	46,867,161
Long-term assets:
Vessels, net	267,626,155	216,570,426
Balance	85,375,650	59,083,594
Restricted cash	5,700,000	3,400,000
Derivatives	0	2,669,244
Total assets	424,673,334	328,590,425
Current liabilities
Long-term bank loans, current portion	30,839,541	55,419,815
Trade accounts payable	5,746,510	5,160,068
Accrued expenses	1,865,615	1,756,383
Liability associated with asset held for sale	0	3,556,641
Accrued dividends	105,250	66,375
Interest rate swap contracts, current liability	56,042	0
Deferred revenues	11,275,911	7,730,422
Total current liabilities	51,187,810	73,689,704
Long-term liabilities
Long-term bank loans, net of current portion	99,161,871	51,812,086
Derivatives	168,138	0
Fair value of below market time charters acquired	7,580,306	34,933,438
Total long-term liabilities	106,910,315	86,745,524
Total liabilities	158,098,125	160,435,228
Commitments and contingencies
Shareholders’ equity
Common stock (par value $0.03, 200,000,000 shares authorized, 7,116,206 and 7,014,331 issued and outstanding, respectively	210,430	213,486
Additional paid-in capital	258,434,237	260,539,222
(Accumulated deficit) / Retained earnings	7,930,542	(92,597,511)
Total shareholders’ equity	266,575,209	168,155,197
Total liabilities and shareholders’ equity	424,673,334	328,590,425
Related Party [Member]
Current assets
Trade accounts receivable, net	0	32,146
Current liabilities
Trade accounts payable	$ 1,298,941	$ 0